Issued Capital - Changes (Details) € / shares in Units, € in Millions	Jul. 03, 2017 EUR (€) item € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Nov. 01, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Nov. 04, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares	Nov. 04, 2015 EUR (€) shares	Apr. 29, 2015 EUR (€) shares	Jan. 29, 2015 EUR (€) shares	Jan. 08, 2015 EUR (€) shares	Dec. 31, 2014 EUR (€) shares
Issued capital abstract
Share capital (in shares) | shares		16,136,153,582		14,582,340,701		14,434,492,579					12,584,414,659
Share capital | €	€ 729	€ 8,068	€ 48	€ 7,291	€ 74	€ 7,217	€ 59	€ 128	€ 131	€ 607	€ 6,292
Total capital increase | €	€ 7,072									€ 7,500
New shares issued (in shares) | shares	1,458,232,745		95,580,136		147,848,122		117,859,774	256,046,919	262,578,993	1,213,592,234
Nominal value per share | € / shares	€ 0.50	€ 0.50
Premium per share | € / shares	4.35
Total price per share | € / shares	€ 4.85
Share premium | €	€ 6,343	€ 51,053		€ 44,912		€ 45,001				€ 6,893
Shares issued as a percentage of shared capital			0.60%		1.02%		0.82%	1.82%	1.90%
Number of subscription rights required for each new share | item	10